Borrowings - Additional Information (Details) $ in Millions, $ in Millions						12 Months Ended
	Mar. 15, 2022 USD ($)	Mar. 15, 2022 HKD ($)	Jan. 25, 2021 USD ($)	Jan. 25, 2021 HKD ($)	Nov. 20, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 HKD ($)	Sep. 23, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Sep. 11, 2020 USD ($)	Jun. 04, 2020 USD ($)	Mar. 27, 2020	Aug. 09, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 7,964		$ 7,065
Make-whole premium on early retirement of debt						131		0	$ 0
Write off of deferred debt issuance cost						6
Proceeds from bank loans						756		403	$ 0
SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of long-term borrowings						7,270		7,770
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 5,500
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 1,800
Borrowings, interest rate																4.60%
Repayment of 2023 Notes											$ 1,800
Make-whole premium on early retirement of debt						$ 131
2025 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 1,800
Borrowings, interest rate																5.125%
2028 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 1,900
Borrowings, interest rate																5.40%
2026 and 2030 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,500
2026 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 800
Borrowings, interest rate														3.80%
2030 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 700
Borrowings, interest rate														4.375%
2027, 2029 and 2031 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											1,950
2027 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 700
Borrowings, interest rate											2.30%
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 650
Borrowings, interest rate											2.85%
2031 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 600
Borrowings, interest rate											3.25%
2018 SCL Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum leverage ratio					4.0										4.0
Minimum interest coverage ratio					2.5
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived						4.0				4.0					4.0
Debt instrument, ratio of adjusted EBITDA to Net interest expense, temporarily waived						2.5				2.5					2.50
Line of credit, additional borrowing capacity option						$ 1,000							$ 1,000
Line of credit, maximum borrowing capacity for dividends, temporary						$ 2,000							$ 2,000
Debt instrument, ratio of indebtedness to adjusted EBITDA, maximum ratio, dividend payments, temporary						4.0				4.0			4.0
Minimum cash and undrawn amount of 2018 SCL Credit Facility required after dividend payments, temporary						$ 2,000							$ 2,000
Line of credit facility, increase (decrease), net			$ 491	$ 3,830
Weighted average interest rate						2.60%	2.60%
Undrawn borrowing facilities						$ 1,750		2,020
2018 SCL Credit Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 1,540
2018 SCL Credit Facility [Member] | Hong Kong, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loans						681	$ 5,310
Undrawn borrowing facilities						1,580		1,780		$ 12,320		$ 13,810
2018 SCL Credit Facility [Member] | Hong Kong, Dollars [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loans	182	$ 1,420
2018 SCL Credit Facility [Member] | United States of America, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loans						71
Undrawn borrowing facilities						166		$ 237
2018 SCL Credit Facility [Member] | United States of America, Dollars [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loans	$ 19
2018 SCL Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 2,000
Unused capacity, commitment fee percentage					0.60%
Undrawn borrowing facilities						$ 1,750
2018 SCL General Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.00%
2018 SCL Swing-Line Loan Sub-Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.00%